Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Annual Principal Payments [Abstract]
2025	$ 19,258
2026	8,470
2027	20,970
2028	9,675
Thereafter	3,833
Total	$ 62,206	$ 65,842